ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Maureen A. Meredith
T +1 617 951 7239
F +1 617 235 7664
maureen.meredith@ropesgray.com

February 11, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on January 30, 2015 under Rule 497(c) (SEC Accession No. 0001193125-15-027426), to the Prospectus for AMG Managers Brandywine Advisors Mid Cap Growth Fund dated February 1, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith